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							   File Number:33-84546
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933


                                                              December 28, 2012

                           Pioneer Bond VCT Portfolio

 Supplement to the May 1, 2012 Class I and Class II Shares Summary Prospectuses, as in effect and as may be amended from time to time

Fund summary

The following replaces the information in the "Management" chart in the section entitled "Portfolio summary":


PORTFOLIO MANAGEMENT   Kenneth J. Taubes. Executive Vice President
                       and Chief Investment Officer, U.S. of Pioneer
                       (portfolio manager of the portfolio since 2004), and Charles Melchreit, Vice President of Pioneer
                       (portfolio manager of the portfolio since 2012).






                                                                  26255-00-1212
                                       (C) 2012 Pioneer Funds Distributor, Inc.
                                            Underwriter of Pioneer mutual funds
                                                                    Member SIPC